Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 TWD ($) $ / shares	Dec. 31, 2016 TWD ($) $ / shares
Statement [LineItems]
Revenue	$ 18,480,027	$ 603,725	$ 17,940,855	$ 18,387,593
Cost of revenue	(15,050,032)	(491,670)	(14,703,729)	(14,745,472)
Gross profit	3,429,995	112,055	3,237,126	3,642,121
Research and development expenses	(939,269)	(30,685)	(985,873)	(838,866)
Sales and marketing expenses	(53,451)	(1,746)	(64,397)	(72,918)
General and administrative expenses	(485,068)	(15,847)	(639,809)	(822,068)
Other operating income (expenses), net	147,514	4,819	692,834	90,306
Operating profit	2,099,721	68,596	2,239,881	1,998,575
Finance costs	(190,248)	(6,215)	(217,283)	(179,116)
Share of profit (loss) of associates	(300,101)	(9,804)	(179,491)	28,924
Other non-operating income (expenses), net	173,070	5,654	(310,691)	(147,948)
Profit before income tax	1,782,442	58,231	1,532,416	1,700,435
Income tax expense	(456,618)	(14,918)	(550,487)	(177,120)
Profit from continuing operations	1,325,824	43,313	981,929	1,523,315
Profit (loss) from discontinued operations | $			1,814,953	(122,105)
Profit for the year	1,325,824	43,313	2,796,882	1,401,210
Other comprehensive income (loss) that will be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(51,077)	(1,668)	(232,652)	(200,280)
Share of other comprehensive income of associates that will be reclassified to profit or loss | $			678
Net other comprehensive loss that will be reclassified to profit or loss in subsequent periods	(51,077)	(1,668)	(231,974)	(200,280)
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods:
Other comprehensive income (loss) on remeasurements of defined benefit plans	(59,961)	(1,959)	50,838	(43,383)
Unrealized gain on valuation of equity instruments at fair value through other comprehensive income	85,022	2,778
Share of other comprehensive loss of associates that will not be reclassified to profit or loss	(2,687)	(88)	(124)	(133)
Income tax effect that will not be reclassified to profit or loss	(4,126)	(135)	(8,642)	7,375
Net other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods	18,248	596	42,072	(36,141)
Other comprehensive loss for the year, net of income tax	(32,829)	(1,072)	(189,902)	(236,421)
Total comprehensive income (loss)	1,292,995	42,241	2,606,980	1,164,789
Profit (loss) attributable to:
Equity holders of the Company - Continuing operations	1,325,824	43,313	981,929	1,829,327
Equity holders of the Company - Discontinued operations | $			1,814,953	(122,105)
Predecessors' interests | $				(306,012)
Profit for the year	1,325,824	43,313	2,796,882	1,401,210
Total comprehensive income (loss) attributable to:
Equity holders of the Company - Continuing operations	1,292,995	42,241	1,079,672	1,788,878
Equity holders of the Company - Discontinued operations | $			1,527,308	(318,077)
Predecessors' interests | $				(306,012)
Total comprehensive income (loss)	$ 1,292,995	$ 42,241	$ 2,606,980	$ 1,164,789
Ordinary shares [member]
Basic earnings per share:
Equity holders of the Company - Continuing operations | (per share)	$ 1.65	$ 0.05	$ 1.16	$ 2.13
Equity holders of the Company - Discontinued operations			2.14	(0.14)
Equity holders of the Company | (per share)	1.65	0.05	3.30	1.99
Predecessors' interests				(0.35)
Total basic earnings per share | (per share)	1.65	0.05	3.30	1.64
Diluted earnings per share:
Equity holders of the Company - Continuing operations | (per share)	1.63	0.05	1.13	2.11
Equity holders of the Company - Discontinued operations			2.10	(0.14)
Equity holders of the Company | (per share)	1.63	0.05	3.23	1.97
Predecessors' interests				(0.35)
Diluted earnings per share | (per share)	1.63	0.05	3.23	1.62
American depositary share (each representing 20 common shares) [member]
Basic earnings per share:
Equity holders of the Company - Continuing operations | (per share)	33.03	1.08	23.20	42.56
Equity holders of the Company - Discontinued operations			42.87	(2.84)
Equity holders of the Company | (per share)	33.03	1.08	66.07	39.72
Predecessors' interests				(7.12)
Total basic earnings per share | (per share)	33.03	1.08	66.07	32.60
Diluted earnings per share:
Equity holders of the Company - Continuing operations | (per share)	32.59	1.06	22.68	42.21
Equity holders of the Company - Discontinued operations			41.93	(2.82)
Equity holders of the Company | (per share)	32.59	1.06	64.61	39.39
Predecessors' interests				(7.06)
Diluted earnings per share | (per share)	$ 32.59	$ 1.06	$ 64.61	$ 32.33